Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Convertible Loan Note Reserve	Merger Reserve	Retained Earnings	Shares to be issued Reserve	Translation Reserve	Total
Balance at Dec. 31, 2018	$ 97		$ 3,854	$ 1,874		$ 118,697	$ (50,721)		$ 1,967	$ 75,768
Convertible loan note issued					1,850					1,850
Convertible loan note interest					52					52
Share based payment charge (options)			1,309							1,309
Share based payment (warrants)				545	(545)
Total transactions with owners			1,309	545	1,357					3,211
Loss for the period							(9,323)			(9,323)
Translation									(27)	(27)
Total comprehensive income							(9,323)		(27)	(9,350)
Balance at Dec. 31, 2019	97		5,163	2,419	1,357	118,697	(60,044)		1,940	69,629
Issue of share capital					(2,304)					(2,304)
Options forfeited in the year			(35)							(35)
Exercise of options			(1,609)				1,529			(80)
Exercise of warrants				(2,046)	810					(1,236)
Shares to be issued in lieu of cash realization bonus								13,503		13,503
Convertible loan note issued					163					163
Convertible loan note interest					272					272
Share based payment charge (options)			5,105							5,105
Share based payment (warrants)				324	(298)					26
Total transactions with owners			3,461	(1,722)	(1,357)		1,529	13,503		15,414
Loss for the period							(26,131)			(26,131)
Translation									3,474	3,474
Total comprehensive income							(26,131)		3,474	(22,657)
Balance at Dec. 31, 2020	97		8,624	697		118,697	(84,646)	13,503	5,414	62,386
Issue of share capital	2	759								761
Shares to be issued in lieu of cash realization bonus	3	14,837						(13,503)	(482)	855
Share based payment charge (options)			5,173							5,173
Total transactions with owners	5	15,596	5,173					(13,503)	(482)	6,789
Loss for the period							(23,417)			(23,417)
Translation									(4,478)	(4,478)
Total comprehensive income							(23,417)		(4,478)	(27,895)
Balance at Dec. 31, 2021	$ 102	$ 15,596	$ 13,797	$ 697		$ 118,697	$ (108,063)		$ 454	$ 41,280